Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Net carrying amount
Beginning balance	$ 266,790,518	$ 202,436,212	$ 202,436,212	$ 38,628,391
Acquired goodwill during the period	74,016,335		65,269,470	164,757,821
Ending balance	340,806,853	19,381,515	266,790,518	202,436,212
Goodwill, Impairment Loss	$ 0	$ 0	$ 0	$ 0